Allianz NFJ Emerging Markets Value Fund (Second Prospectus Summary) | Allianz NFJ Emerging Markets Value Fund
AllianzGI NFJ Emerging Markets Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 27 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ Emerging Markets Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Emerging Markets Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.00%	0.25%	12.11%	[1]	13.36%	(11.81%)	[2]	1.55%	[2]
Class C	1.00%	1.00%	12.11%	[1]	14.11%	(11.81%)	[2]	2.30%	[2]
[1]	Other expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2013 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through December 31, 2013, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.55% for Class A and 2.30% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The
Examples are based, for the first year, on Total Annual Fund Operating
Expenses After Expense Reductions and, for all other periods, on Total Annual
Fund Operating Expenses.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ Emerging Markets Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	699	2,401
Class C	333	2,154

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ Emerging Markets Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	699	2,401
Class C	233	2,154

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are domiciled in or tied economically to countries with emerging securities markets-that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund may achieve its exposure to non-U.S.
equity securities in several ways, including through investing in American
Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, as well as access products such as participatory notes. Although the Fund does not expect to invest significantly in foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, it may do so at any time.

In selecting investments for the Fund, the portfolio managers use a value investing style focusing on equity securities of companies whose securities the portfolio managers believe have low valuations, including smaller capitalization securities and real estate investment trusts (REITs). The portfolio managers partition the
Fund's initial selection universe of non-U.S. and U.S. companies for dividend-paying value opportunities across the emerging markets to determine potential holdings for the Fund representing broad diversification by sector, industry, country and issue.
The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company's earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company's balance sheet value), price-to-cash-flow ratios
(i.e., share price relative to a company's cash flow). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 125 to 175 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk,
Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S.
securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S.
Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include:
Credit Risk (an issuer or counterparty may default on obligations); Liquidity  Risk
(the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.